Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail of Revenue Arising from Carried-Forward Contract Liabilities (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Allocation of the transaction price	₩ 183,905
Deferred revenue of joining/installment fee	39,975
Others	1,536
Total	₩ 225,416